Document and Entity Information	Jan. 06, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	SeaStar Medical Holding Corp
Amendment Flag	false
Entity Central Index Key	0001831868
Document Type	8-K
Document Period End Date	Jan. 06, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-39927
Entity Tax Identification Number	85-3681132
Entity Address, Address Line One	3513 Brighton Blvd.
Entity Address, Address Line Two	Suite 410
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80216
City Area Code	(813)
Local Phone Number	222-8996
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock 0.0001 Par Value 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	ICU
Security Exchange Name	NASDAQ
Warrants Each Whole Warrant Exercisable For One Share Of Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	ICUCW
Security Exchange Name	NASDAQ